Note 1 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

(1)  Summary of Significant Accounting Policies

The accompanying unaudited Consolidated Financial Statements include 1st Constitution Bancorp (the “Company”), its wholly-owned subsidiary, 1st Constitution Bank (the “Bank”), and the Bank’s wholly-owned subsidiaries, 1st   Constitution Investment Company of New Jersey, Inc., FCB Assets Holdings, Inc., 1st   Constitution Title Agency, LLC, 204 South Newman Street Corp. and 249 New York Avenue, LLC.  1st Constitution Capital Trust II, a subsidiary of the Company, is not included in the Company’s consolidated financial statements, as it is a variable interest entity and the Company is not the primary beneficiary.  All significant intercompany accounts and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform to current year presentation.  The accounting and reporting policies of the Company and its subsidiaries conform to accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) including the instructions to Form 10-Q and Article 8 of Regulation S-X.  Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to such rules and regulations.  These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s Form 10-K for the year ended December 31, 2012, filed with the SEC on March 22, 2013.

In the opinion of the Company, all adjustments (consisting only of normal recurring accruals) which are necessary for a fair presentation of the operating results for the interim periods have been included. The results of operations for periods of less than a year are not necessarily indicative of results for the full year.

The Company has evaluated events and transactions occurring subsequent to the balance sheet date of September 30, 2013 for items that should potentially be recognized or disclosed in these financial statements.  The evaluation was conducted through the date these financial statements were issued.

1.           Summary of Significant Accounting Policies

1st Constitution Bancorp (the “Company”) is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and was organized under the laws of the State of New Jersey.  The Company is parent to 1st Constitution Bank (the “Bank”), a state chartered commercial bank.  The Bank provides community banking services to a broad range of customers, including corporations, individuals, partnerships and other community organizations in the central and northeastern New Jersey area.  The Bank conducts its operations through its main office located in Cranbury, New Jersey, and operates thirteen additional branch offices in downtown Cranbury, Fort Lee, Hamilton Square, Hightstown, Hillsborough, Hopewell, Jamesburg, Lawrenceville, Perth Amboy, Plainsboro, Skillman, West Windsor, and Princeton, New Jersey.

The Company has evaluated events and transactions occurring subsequent to the balance sheet date of December 31, 2012 for items that should potentially be recognized or disclosed in these financial statements.  The evaluation was conducted through the date these financial statements were issued.

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principals generally accepted in the United States of America (“U.S. GAAP”) and to the accepted practices within the banking industry.  The following is a description of the more significant of these policies and practices.

Principles of Consolidation

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiary, the Bank, and the Bank’s wholly-owned subsidiaries, 1st Constitution Investment Company of New Jersey, Inc., FCB Assets Holdings, Inc., 1st Constitution Title Agency, 204 South Newman Street Corp. and 249 New York Avenue LLC.  1st Constitution Capital Trust II, a subsidiary of the Company (“Trust II”), is not included in the Company’s consolidated financial statements as it is a variable interest entity and the Company is not the primary beneficiary.  All significant intercompany accounts and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform to current year presentation.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, other-than-temporary security impairment, the fair value of other real estate owned and the valuation of deferred tax assets.

Concentration of Credit Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk primarily consist of investment securities and loans.  At December 31, 2012, 50.7% of our investment securities consisted of U.S. Government and Agency issues, mortgage-backed securities and municipal bonds.  In addition, another 19.3% of our portfolio consisted of highly rated collateralized mortgage obligations.  The remaining 30.0% of our investment securities consisted primarily of corporate debt issues and restricted stock of the Federal Home Loan Bank of New York.  The Bank’s lending activity is primarily concentrated in loans collateralized by real estate located in the State of New Jersey.  As a result, credit risk is broadly dependent on the real estate market and general economic conditions in that state.

Interest Rate Risk

The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to purchase securities and to make loans, the majority of which are secured by real estate.  The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive assets compared to the generally longer duration of interest-sensitive liabilities.  In a volatile rate environment, assets held by the Bank will re-price faster than liabilities of the Bank, thereby affecting net interest income.  For this reason, management regularly monitors the maturity structure and rate adjustment features of the Bank’s assets and liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Investment Securities

Investment Securities which the Company has the intent and ability to hold until maturity are classified as held to maturity and are recorded at cost, adjusted for amortization of premiums and accretion of discounts.  Investment Securities which are held for indefinite periods of time, which management intends to use as part of its asset/liability management strategy, or that may be sold in response to changes in interest rates, changes in prepayment risk, increased capital requirements or other similar factors, are classified as available for sale and are carried at fair value, except for restricted stock of the Federal Home Loan Bank of New York and Atlantic Central Banker Bank, which are carried at cost.  Unrealized gains and losses on such securities are recorded as a separate component of shareholders’ equity.  Realized gains and losses, which are computed using the specific identification method, are recognized on a trade date basis.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired.  Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or other-than-temporary in accordance with the Accounting Standards Codification (“ASC”) of the Financial Accounting Standards Board (“FASB”). Temporary impairments on available for sale securities are recognized, on a tax-effected basis, through other comprehensive income (“OCI”) with offsetting adjustments to the carrying value of the security and the balance of related deferred taxes. Temporary impairments of held to maturity securities are not recorded in the consolidated financial statements; however, information concerning the amount and duration of impairments on held to maturity securities is disclosed.

Other-than-temporary impairments on all equity securities and on debt securities that the Company has decided to sell, or will, more likely than not, be required to sell prior to the full recovery of fair value to a level equal to or exceeding amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of sale for a debt security apply, the other-than-temporary impairment is bifurcated into credit-related and noncredit-related components. Credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. The Company recognizes credit-related other-than-temporary impairments in earnings. Noncredit-related other-than-temporary impairments on debt securities are recognized in OCI.  For held to maturity debt securities, the amount of any other-than-temporary impairment recorded in OCI is amortized prospectively over the remaining lives of the securities based on the timing of future estimated cash flows related to those securities.

Premiums and discounts on all securities are amortized/accreted to maturity by use of the level-yield method considering the impact of principal amortization and prepayments.

Federal law requires a member institution of the Federal Home Loan Bank (“FHLB”) system to hold restricted stock of its district FHLB according to a predetermined formula.  The Bank’s investment in the restricted stock of the FHLB of New York, while included in investment securities available for sale, is carried at cost.

Management evaluates the FHLB restricted stock for impairment in accordance with U.S. GAAP.  Management’s determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value.  The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to the FHLB stock as of December 31, 2012.

Bank-Owned Life Insurance

The Company invests in bank-owned life insurance (“BOLI”).  BOLI involves the purchasing of life insurance by the Company on a chosen group of employees.  The Company is the owner and beneficiary of the policies.  This pool of insurance, due to the advantages of the Bank, is profitable to the Company.  This profitability offsets a portion of future benefit costs and is intended to provide a funding source for the payment of future benefits.  The Bank’s deposits fund BOLI and the earnings from BOLI are recognized as non-interest income.

Loans And Loans Held For Sale

Loans that management intends to hold to maturity are stated at the principal amount outstanding, net of unearned income.  Unearned income is recognized over the lives of the respective loans, principally using the effective interest method.  Interest income is generally not accrued on loans, including impaired loans, where interest or principal is 90 days or more past due, unless the loans are adequately secured and in the process of collection, or on loans where management has determined that the borrowers may be unable to meet contractual principal and/or interest obligations.  When it is probable that, based upon current information, the Bank will not collect all amounts due under the contractual terms of the loan, the loan is reported as impaired.  Smaller balance homogenous type loans, such as residential loans and loans to individuals, which are collectively evaluated, are excluded from consideration for impairment.  Loan impairment is measured based upon the present value of the expected future cash flows discounted at the loan’s effective interest rate or the underlying fair value of collateral for collateral dependent loans.  When a loan, including an impaired loan, is placed on non-accrual, interest accruals cease and uncollected accrued interest is reversed and charged against current income.  Non-accrual loans are generally not returned to accruing status until principal and interest payments have been brought current and full collectibility is reasonably assured.  Cash receipts on non-accrual and impaired loans are applied to principal, unless the loan is deemed fully collectible.

Loans held for sale are carried at the aggregate lower of cost or market value.  Realized gains and losses on loans held for sale are recognized at settlement date and are determined based on the cost, including deferred net loan origination fees and the costs of the specific loans sold.

The Bank accounts for its transfers and servicing of financial assets in accordance with ASC Topic 860, “Transfers and Servicing.”  The Bank originates mortgages under a definitive plan to sell those loans with servicing generally released.  Mortgage loans originated and intended for sale in the secondary market are carried at the lower aggregate cost or estimated fair value.  Gains and losses on sales are also accounted for in accordance with ASC Topic 860.

The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments).  Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives.  Time elapsing between the issuance of a loan commitment and closing and sale of the loan generally ranges from 30 to 120 days.  The Bank protects itself from changes in interest rates through the use of best efforts forward delivery contracts, whereby the Bank commits to sell a loan at the time the borrower commits to an interest rate with the intent that the buyer has assumed interest rate risk on the loan.  As a result, the Bank is not exposed to losses nor will it realize significant gains related to its rate lock commitments due to changes in interest rates.

The market value of rate lock commitments and best efforts contracts is not readily ascertainable with precision because rate lock commitments and best efforts contracts are not actively traded in stand-alone markets.  The Bank determines the fair value of rate lock commitments and best efforts contracts by measuring the change in the value of the underlying asset while taking into consideration the probability that the rate lock commitments will close.  Due to high correlation between rate lock commitments and best efforts contracts, no gain or loss occurs on the rate lock commitments.  Rate lock commitments and related derivative instruments were not deemed to be significant at December 31, 2012 and 2011 and therefore, not recorded on the balance sheet at December 31, 2012 and 2011.

ASC Topic 460, “Guarantees,” requires a guarantor entity, at the inception of a guarantee covered by the measurement provisions of the interpretation, to record a liability for the fair value of the obligation undertaken in issuing the guarantee.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the financial performance of a customer to a third party.  Those guarantees are primarily issued to support contracts entered into by customers.  Most guarantees extend for one year.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The Bank defines the fair value of these letters of credit as the fees paid by the customer or similar fees collected on similar instruments.  The Bank amortizes the fees collected over the life of the instrument.  The Bank generally obtains collateral, such as real estate or liens on customer assets for these types of commitments.  The Bank’s potential liability would be reduced by any proceeds obtained in liquidation of the collateral held.  The Bank had standby letters of credit for customers aggregating $1,620,362 and $3,119,020 at December 31, 2012 and 2011, respectively.  These letters of credit are primarily related to our real estate lending and the approximate value of underlying collateral upon liquidation is expected to be sufficient to cover this maximum potential exposure at December 31, 2012.  The amount of the liability related to guarantees under standby letters of credit issued was not material as of December 31, 2012 and 2011.

              Allowance for Loan Losses

The allowance for loan losses is maintained at a level sufficient to absorb estimated credit losses in the loan portfolio as of the date of the financial statements.  The allowance for loan losses is a valuation reserve available for losses incurred or inherent in the loan portfolio and other extensions of credit.  The determination of the adequacy of the allowance for loan losses is a critical accounting policy of the Company.

All, or part, of the principal balance of commercial and commercial real estate loans and construction loans are charged off against the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely.  Consumer loans are generally charged off no later than 120 days past due on a contractual basis, or earlier in the event of bankruptcy, or if there is an amount deemed uncollectible.  Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

Loans are placed in a nonaccrual status when the ultimate collectability of principal or interest in whole, or in part, is in doubt.  Past-due loans contractually past-due 90 days or more for either principal or interest are also placed in nonaccrual status unless they are both well secured and in the process of collection.  Impaired loans are evaluated individually.

The following is our charge-off policy by our loan segments:

Commercial

Loans are generally fully or partially charged down to the fair value of collateral securing the asset when:

●	Management judges the loan to be uncollectible;
●	Repayment is deemed to be protracted beyond reasonable time frames;
●	The loan has been classified as a loss by either internal loan review process or external examiners;
●	The customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
●	The loan is significantly past due unless both well secured and in the process of collection.

Consumer

Consumer loans are generally charged off no later than 120 days past due on a contractual basis, earlier in the event of bankruptcy, or if there is an amount deemed uncollectible.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation is computed primarily on the straight-line method over the estimated useful lives of the related assets for financial reporting purposes and using the mandated methods by asset type for income tax purposes.  Building, furniture and fixtures, equipment and leasehold improvements are depreciated or amortized over the estimated useful lives of the assets or lease terms, as applicable.  Estimated useful lives of buildings are forty years, furniture and fixtures and equipment are three to fifteen years, and leasehold improvements are three to ten years.  Expenditures for maintenance and repairs are charged to expense as incurred.

The Company accounts for impairment of long lived assets in accordance with ASC Topic 360, “Property, Plant, and Equipment,” which requires recognition and measurement for the impairment of long lived assets to be held and used or to be disposed of by sale.  The Bank had no impaired long lived assets at December 31, 2012 and 2011.

Derivative Contracts

Derivative contracts, as required by ASC Topic 815, “Derivatives and Hedging,” are carried at fair value as either assets or liabilities in the statement of financial condition with unrealized gains and losses excluded from earnings and reported in a separate component of shareholders’ equity, net of related income tax effects.  Gains and losses on derivative contracts are recognized upon realization utilizing the specific identification method.

Income Taxes

 There are two components of income tax expense: current and deferred.  Current income tax expense approximates cash to be paid or refunded for taxes for the applicable period.  Deferred tax assets and liabilities are recognized due to differences between the basis of assets and liabilities as measured by tax laws and their basis as reported in the financial statements.  Deferred tax assets are subject to management’s judgment based upon available evidence that future realizations are likely.  If management determines that the Company may not be able to realize some or all of the net deferred tax asset in the future, a charge to income tax expense may be required to reduce the value of the net deferred tax asset to the expected realizable value.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred tax expense or benefit is recognized for the change in deferred tax liabilities.

The Company accounts for uncertainty in income taxes recognized in its consolidated financial statements in accordance with ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has not identified any significant income tax uncertainties through the evaluation of its income tax positions for the years ended December 31, 2012 and 2011 and has not recognized any liabilities for tax uncertainties as of December 31, 2012 and 2011. Our policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense; such amounts were not significant during the years ended December 31, 2012 and 2011. The tax years subject to examination by the taxing authorities are, for federal purposes, the years ended December 31, 2011 and 2010, and, for state purposes, the years ended December 31, 2011, 2010, and 2009.  The Company’s 2009 Federal income tax return is currently under review by the  Internal Revenue Service.

Other Real Estate Owned

Other real estate owned obtained through loan foreclosures or the receipt of deeds-in-lieu of foreclosure is carried at the lower of fair value of the related property, as determined by current appraisals less estimated costs to sell, or the recorded investment in the property.  Write-downs on these properties, which occur after the initial transfer from the loan portfolio, are recorded as operating expenses.  Costs of holding such properties are charged to expense in the current period.  Gains, to the extent allowable, and losses on the disposition of these properties are reflected in current operations.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of an acquired entity over the fair value of the identifiable net assets acquired in accordance with the purchase method of accounting.  Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or more often if events or circumstances indicated that there may be impairment, in accordance with ASC Topic 350, “Intangibles – Goodwill and Other.”  Goodwill is tested for impairment at the reporting unit level and an impairment loss is recorded to the extend that the carrying amount of goodwill exceeds its implied fair value. Core deposit intangibles are a measure of the value of checking and savings deposits acquired in business combinations accounted for under the purchase method.  Core deposit intangibles are amortized on a straight-line basis over their estimated lives (ranging from five to ten years) and identifiable intangible assets are evaluated for impairment if events and circumstances indicate a possible impairment.  Any impairment loss related to goodwill and other intangible assets is reflected as other non-interest expense in the statement of operations in the period in which the impairment was determined.  No assurance can be given that future impairment tests will not result in a charge to earnings.  See Note 9 – Goodwill and Other Intangibles for additional information.

Share-Based Compensation

The Company recognizes compensation expense for stock awards and options in accordance with ASC Topic 718, “Compensation – Stock Compensation.”  The expense of stock-based compensation is generally measured at fair value at the grant date with compensation expense recognized over the service period, which is usually the vesting period.  The Company utilizes the Black-Scholes option-pricing model to estimate the fair value of each stock option on the date of grant.  The Black-Scholes model takes into consideration the exercise price and expected life of the options, the current price of the underlying stock and its expected volatility, the expected dividends on the stock and the current risk-free interest rate for the expected life of the option.  The Company’s estimate of the fair value of a stock option is based on expectations derived from historical experience and may not necessarily equate to its market value when fully vested.   See Note 16 – Share-Based Compensation for additional information.

Benefit Plans

The Company provides certain retirement benefits to employees under a 401(k) plan.  The Company’s contributions to the 401(k) plan are expensed as incurred.

The Company also provides retirement benefits to certain employees under a supplemental executive retirement plan.  The plan is unfunded and the Company accrues actuarial determined benefit costs over the estimated service period of the employees in the plan.  In accordance with ASC Topic 715, “Compensation – Retirement Benefits,” the Company recognizes the under funded status of this postretirement plan as a liability in its statement of financial position and recognizes changes in that funded status in the year in which the changes occur through other comprehensive income.

Cash And Cash Equivalents

Cash and cash equivalents includes cash on hand, interest and non-interest bearing amounts due from banks, Federal funds sold and short-term investments.  Generally, Federal funds are sold and short-term investments are made for a one or two-day period.

Reclassifications

Certain reclassifications have been made to the prior period amounts to conform with the current period presentation.  Such reclassification had no impact on net income or total shareholders’ equity.

Advertising Costs

It is the Company’s policy to expense advertising costs in the period in which they are incurred.

Earnings Per Common Share

Basic net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding during each period.

Diluted net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding, as adjusted for the assumed exercise of potential common stock warrants, common stock options and unvested restricted stock awards (as defined below), using the treasury stock method.  All share information has been restated for the effect of a 5% stock dividend declared on December 20, 2012 and paid on January 31, 2013 to shareholders of record on January 14, 2013.

The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations. Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented. Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

	Year Ended December 31, 2012
	Income	Weighted- average shares	Per share Amount
Basic earnings per common share:
Net income	$5,060,504	5,511,114	$0.92

Effect of dilutive securities:
Stock options and unvested stock awards		95,989

Diluted EPS:
Net income plus assumed conversion	$5,060,504	5,607,103	0.90

	Year Ended December 31, 2011
	Income	Weighted- average shares	Per share Amount
Basic earnings per common share:
Net income	$3,931,443	5,302,287	$0.74

Effect of dilutive securities:
Stock options and unvested stock awards		38,968

Diluted EPS:
Net income plus assumed conversion	$3,931,443	5,341,255	$0.74

For the years ended December 31, 2012 and 2011, 108,174 and 70,924 options, respectively, were anti-dilutive and were not included in the computation of diluted earnings per common share.  For the year ended December 31, 2011, all common stock warrants issued under the CPP were anti-dilutive.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income.  Other comprehensive income includes unrealized gains and losses on securities available for sale, other-than-temporary non-credit related security impairments, unrealized gains and losses on cash flows hedges, and changes in the funded status of benefit plans which are also recognized in equity.

Variable Interest Entities

Management has determined that Trust II qualifies as a variable interest entity under ASC Topic 810, “Consolidation.” Trust II issued mandatorily redeemable preferred stock to investors, loaned the proceeds to the Company and holds, as its sole asset, subordinated debentures issued by the Company.  As a qualified variable interest entity, Trust II’s Balance Sheet and Statement of Operations have never been consolidated with those of the Company.

In March 2005, the Federal Reserve Board adopted a final rule that would continue to allow the inclusion of trust preferred securities in Tier 1 capital, but with stricter quantitative limits. Under the final rule, after a five-year transition period, the aggregate amount of trust preferred securities and certain other capital elements would be limited to 25% of Tier 1 capital elements, net of goodwill. The amount of trust preferred securities and certain other elements in excess of the limit could be included in Tier 2 capital, subject to restrictions.  Based on the final rule, the Company has included all of its $18.0 million in trust preferred securities in Tier 1 capital at December 31, 2012 and 2011.

Segment Information

U.S. GAAP establishes standards for public business enterprises to report information about operating segments in their annual financial statements and requires that those enterprises report selected information about operating segments in subsequent interim financial reports issued to shareholders.  It also established standards for related disclosure about products and services, geographic areas, and major customers.  Operating segments are components of an enterprise, which are evaluated regularly by the chief operating decision-maker in deciding how to allocate and assess resources and performance.  The Company’s chief operating decision-maker is the President and Chief Executive Officer.  The Company has applied the aggregation criteria for its operating segments to create one reportable segment, “Community Banking.”

The Company’s Community Banking segment consists of construction, commercial, retail and mortgage banking.  The Community Banking segment is managed as a single strategic unit, which generates revenue from a variety of products and services provided by the Company.  For example, construction and commercial lending is dependent upon the ability of the Company to fund itself with retail deposits and other borrowings and to manage interest rate and credit risk.  This situation is also similar for consumer and residential real estate lending.

Recent Accounting Pronouncements.

ASU 2011-11 (Disclosures about offsetting Assets and Liabilities)

On December 19, 2011, The FASB issued Accounting Standards Update (ASU) 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” This new guidance affects all entities with financial instruments or derivatives that are either presented on a net basis in the balance sheet or subject to an enforceable master netting arrangement or a similar arrangement.  The ASU does not change existing offsetting criteria in U.S. generally accepted accounting principles (U.S. GAAP) or the permitted balance sheet presentation for items meeting the criteria.  To help financial statement users better assess the effect or potential effect of offsetting arrangements on an entity’s financial position, the new guidance requires disclosures in the financial statement notes that provide both net and gross information about assets and liabilities that have been offset and the related arrangements.

The new disclosure requirements in the ASU are intended to enhance comparability between financial statements prepared using U.S. GAAP and those prepared in accordance with international Financial Reporting Standards (IFRS).  The eligibility criteria for offsetting are different in U.S. GAAP and IFRS. In January 2011, the FASB and the International Accounting Standards Board issued an exposure draft proposing new common criteria for offsetting, but the boards could not agree.  The FASB voted to retain existing U.S. GAAP guidance on offsetting and to require expanded disclosures for financial instruments and derivative instruments that are either offset in the balance sheet or eligible for offset subject to a master netting arrangement or similar arrangement.

The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Disclosures required by the amendments should be provided retrospectively for all comparative periods. The FASB has published a short recap highlighting the significant issues the ASU addresses.  The Company does not expect the adoption of this ASU to have a material impact on the Company’s consolidated financial position or results of operations.

ASU 2011-05, 2001-12 and 2013-12 (Presentation of Comprehensive Income)

The provisions of ASU 2011-05 amend FASB ASC Topic 220, Comprehensive Income, to facilitate the continued alignment of U.S. GAAP with International Accounting Standards. The ASU prohibits the presentation of the components of comprehensive income in the statement of shareholders’ equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate, but consecutive, statements of net income and other comprehensive income. Under previous GAAP, all three presentations were acceptable. Regardless of the presentation selected, the reporting entity is required to present all reclassifications between other comprehensive and net income on the face of the new statement or statements. The provisions of this ASU are effective for fiscal years and interim periods beginning after December 31, 2011 for public entities.  The Company adopted this update on January 1, 2012 and the new Consolidated Statements of Comprehensive Income are included in these financial statements.

ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (“AOCI”) in Accounting Standards Update No. 2011-05,” was issued by the FASB on December 23, 2011. This ASU defers the implementation of only those provisions in ASU 2011-05, dealing only with the presentation of items reclassified out of AOCI.

The amendments in ASU 2011-12 and ASU 2011-05 are effective at the same time: For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  The requirements are effective for nonpublic entities for fiscal years ending after December 15, 2012. The FASB has published a short recap of the reasons for the ASU 2011-12 deferrals.  The adoption of this guidance did not have any impact on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting reclassifications out of accumulated other comprehensive income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The new amendments will also require an organization to present cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g. pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). Nonpublic company are required to meet the reporting requirements of the amended paragraphs about the roll forward of accumulated other comprehensive income for both interim and annual reporting periods. However, private companies are only required to provide the information about the impact of reclassifications on line items of net income for annual reporting periods, not for interim reporting periods.

The amendments of ASU 2013-02 are effective for reporting periods beginning after December 15, 2012, for public companies and are effective for reporting periods beginning after December 15, 2013, for nonpublic companies. The Company does not believe this pronouncement, when adopted, will have a material impact on operations or financial position.